SM&R INVESTMENTS, INC.

Supplement dated October 18, 2006 to the December 31, 2005
Class A and Class B Prospectus





On page 48, the Portfolio Management for the SM&R Alger Funds section is hereby amended as follows:


SM&R Alger Funds

SM&R Alger Growth Fund, SM&R Alger Aggressive Growth Fund,
SM&R Alger Small-Cap Fund and SM&R Alger Technology Fund

Mr. Fred M. Alger, III has retired from Fred Alger Management, Inc. as of October 2, 2006 and is no longer the key strategist for the four SM&R Alger Funds. The day-to-day portfolio management remains the same.





Form 9094-S (10/06)